Financial assets and liabilities, Other Financing (Details)	12 Months Ended
	Dec. 31, 2022 MXN ($) ExtensionOption	Dec. 31, 2022 USD ($)	Aug. 02, 2022 MXN ($)	Jul. 14, 2022	Feb. 23, 2022 MXN ($)	Jan. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Jun. 19, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)
Other Financing [Abstract]
Short-term	$ 35,030,000						$ 57,106,000
Long-term	32,475,000						65,601,000
Debt amount	$ 67,505,000						122,707,000
Basis points	1.00%	1.00%
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	$ 6,946,000						7,076,000
Long-term	6,720,000						11,103,000
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 40,900,000
Interest rate	12.00%	12.00%
Maturity date	November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 28,000,000
Interest rate												12.90%
Maturity date	October 2021
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Maturity date	January 2022
Grace period	3 months
Number of grace period options | ExtensionOption	2
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 19,900,000
Interest rate									12.90%
Maturity date	June 2024
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 15,400,000
Interest rate			13.00%
Maturity date	December 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term	$ 4,257,000						14,732,000
Long-term	3,000,000						7,257,000
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 25,500,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 45,800,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 34,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 21,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 8,400,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount											$ 20,000,000
Variable rate basis	28-day TIIE
Basis points											5.50%
Maturity date	November 2023
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	6 months
INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	$ 403,000						1,044,000
Long-term	0						0
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 15,700,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	August 2021
INPIASA, S.A. de C.V. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Maturity date	December 2024
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term	$ 0						4,519,000
Long-term	0						20,715,000
Banco del Bajio, S.A. [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	12,000,000
Mortgage guarantee	$ 30,000,000
Variable rate basis	TIIE 28 days
Basis points	6.00%	6.00%
Maturity date	July 2027
Banco del Bajio, S.A. [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 18,000,000
Variable rate basis	TIIE 28 days
Basis points	6.00%	6.00%
Maturity date	July 2027
Other Investors [Member]
Other Financing [Abstract]
Short-term	$ 12,561,000						17,970,000
Long-term	0						0
Other Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 6,000,000
Interest rate	15.00%	15.00%
Maturity date	October 2020
Other Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount										$ 1,000,000
Interest rate										0.25%
Maturity date	October 2023
Other Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 5,061,000,000
Interest rate	15.00%	15.00%
Maturity date	September 2023
Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	$ 137,000	$ 5,258,000					137,000	$ 7,429,000
Long-term	$ 350,000	19,074,000					485,000	18,983,000
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 607,800
Interest rate	6.84%	6.84%
Maturity date	March 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 201,600
Interest rate	6.13%	6.13%
Maturity date	October 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 86,600
Interest rate	5.96%	5.96%
Maturity date	March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 96,900
Interest rate	7.16%	7.16%
Maturity date	April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 252,100
Interest rate	4.58%	4.58%
Maturity date	August 2025
Hewlett Packard [Member] | Line of Credit - 6 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 43,300
Interest rate	5.14%	5.14%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 7 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 385,000
Interest rate	4.76%	4.76%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 8 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate				0.25%
Term of debt	1 year
PNC, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term		$ 3,294,000						3,529,000
Long-term		3,331,000						7,058,000
PNC, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 860,000
Interest rate	4.40%	4.40%
Maturity date	July 2024
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term	$ 26,478,000						46,148,000
Long-term	10,070,000						39,560,000
Short-term interest payable	2,174,000						670,000
Long-term interest payable	$ 0						$ 0
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 622,500
Interest rate						9.87%
Maturity date	December 2025
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate				11.20%
Maturity date	September 2026
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term		$ 8,552,000						10,958,000
Long-term		$ 22,405,000						$ 26,041,000